EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator: Basic
Earnings from continuing operations	$ 78,829	$ 91,721	$ 58,540	$ 52,709	$ 44,408	$ 46,185	$ 48,101	$ 31,153	$ 281,799	$ 169,847	$ 175,569
Net loss (earnings) attributable to noncontrolling interests									2,059	(1,530)	2,656
Earnings (loss) from continuing operations attributable to IAC shareholders									283,858	168,317	178,225
Earnings (loss) from discontinued operations, net of tax attributable to IAC shareholders	24	3,914	(1,068)	(944)	(2,470)	(5,624)	(4,641)	3,684	1,926	(9,051)	(3,992)
Net earnings attributable to IAC shareholders	76,917	96,940	58,290	53,637	40,739	40,717	43,332	34,478	285,784	159,266	174,233
Numerator: Diluted
Earnings (loss) from continuing operations	78,829	91,721	58,540	52,709	44,408	46,185	48,101	31,153	281,799	169,847	175,569
Net loss (earnings) attributable to noncontrolling interests									2,059	(1,530)	2,656
Earnings (loss) from continuing operations attributable to IAC shareholders									283,858	168,317	178,225
Earnings (loss) from discontinued operations, net of tax attributable to IAC shareholders	24	3,914	(1,068)	(944)	(2,470)	(5,624)	(4,641)	3,684	1,926	(9,051)	(3,992)
Net earnings (loss) attributable to IAC shareholders									$ 285,784	$ 159,266	$ 174,233
Denominator: Basic
Weighted average basic shares outstanding									83,480	86,247	86,755
Denominator: Diluted
Weighted average basic shares outstanding									83,480	86,247	86,755
Dilutive securities including stock options, warrants and RSUs (in shares)									3,262	6,842	7,566
Denominator for earnings per share-weighted average shares (in shares)									86,742	93,089	94,321
Earnings per share attributable to IAC shareholders: Basic
Earnings per share from continuing operations (in dollars per share)	$ 0.93	$ 1.12	$ 0.71	$ 0.65	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 3.40	$ 1.95	$ 2.05
Discontinued operations, net of tax (in dollars per share)									$ 0.02	$ (0.10)	$ (0.04)
Earnings per share (in dollars per share)	$ 0.93	$ 1.17	$ 0.70	$ 0.64	$ 0.46	$ 0.46	$ 0.50	$ 0.42	$ 3.42	$ 1.85	$ 2.01
Earnings (loss) per share attributable to IAC shareholders: Diluted
Earnings per share from continuing operations (in dollars per share)	$ 0.88	$ 1.08	$ 0.69	$ 0.62	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 3.27	$ 1.81	$ 1.89
Discontinued operations, net of tax (in dollars per share)									$ 0.02	$ (0.10)	$ (0.04)
Earnings per share (in dollars per share)	$ 0.88	$ 1.13	$ 0.67	$ 0.61	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 3.29	$ 1.71	$ 1.85